Prepaid Expense and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Prepaid Expense And Other Current Assets
Schedule of Prepaid Expense and Other Current Assets

Other current assets at March 31, 2018 and December 31, 2017 consist of the following:

	March 31, 2018	December 31, 2017

Reimbursable advance payments for acquisitions	$36,364	$-
Other current assets	15,875	13,878

	$52,239	$13,878

Prepaid expense and other current assets at December 31, 2017 and 2016 consist of the following:

	December 31, 2017	December 31, 2016

Prepaid expense	$1,290	$785
Short-term deposit	13,878	-
	$15,168	$785